Expense Example - Janus Henderson Asset-Backed Securities ETF	Feb. 27, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 34
Expense Example, with Redemption, 3 Years	$ 108